Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Description of Business

(a) Description of Business

ExactTarget, Inc. (“ExactTarget” or the “Company”), headquartered in Indianapolis, Indiana, is a leading global provider of cross-channel, interactive marketing software-as-a-service (“SaaS”) solutions. The Company provides marketers with a suite of integrated applications to plan, automate, deliver and optimize data-driven, interactive marketing campaigns and real-time communications. The Company’s suite of cross-channel, interactive marketing applications, which include email, mobile, social media and sites, is built on a highly-scalable and flexible multi-tenant SaaS platform. As discussed further in Note 3, the Company acquired Keymail Marketing, LTD (“Keymail”), mPath Global Pty. Ltd. (“mPath”), and Frontier Technologia, Ltda. (“Frontier”), each operating as a wholly-owned subsidiary located in the United Kingdom, Australia and Brazil, respectively, and CoTweet, Inc. (“CoTweet”), an enterprise social media management and engagement solution.

Cash and Cash Equivalents

(b) Cash and Cash Equivalents

The Company classifies highly liquid investments with original maturities of three months or less as cash equivalents. Cash and cash equivalents, which include cash in bank accounts, money market accounts and bank certificates of deposit, are recorded at cost, which approximates fair value.

Unaudited Interim Financial Information

(c) Unaudited Interim Financial Information

The accompanying balance sheet as of June 30, 2012, the statements of operations and cash flows for the six months ended June 30, 2011 and 2012, and the statement of redeemable convertible preferred stock and stockholders’ equity for the six months ended June 30, 2012 are unaudited. In the opinion of management, such information includes all adjustments consisting of normal recurring adjustments necessary for a fair presentation of this interim information when read in conjunction with the audited financial statements and notes hereto. Results for the six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012 or for any other period.

Common Stock Split

(d) Common Stock Split

In March 2012, the Company’s board of directors approved a two-for-one forward stock split of the Company’s outstanding common stock, with a corresponding change in par value, which became effective on March 20, 2012. All common share numbers and per common share amounts for all periods presented have been adjusted retroactively to reflect the two-for-one forward stock split.

Segments

(e) Segments

The Company manages its operations as a single segment for purposes of assessing performance and making operating decisions. Revenue is generated predominately in the United States, and all significant assets are held in the United States.

Principles of Consolidation

(f) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries located in the United Kingdom, ExactTarget, Ltd., Australia, ExactTarget, Ltd. Pty., Brazil, ExactTarget Technologia, Ltda., and Germany, ExactTarget Gmbh, after elimination of all significant intercompany accounts and transactions.

Revenue Recognition

(g) Revenue Recognition

In accordance with FASB ASC No. 605-25, the Company recognizes revenue for subscriptions to its SaaS solutions ratably over the term of the subscription agreement, which is typically one year in length but can range up to three years, commencing upon the later of the agreement start date or when there is persuasive evidence of an arrangement, and when access to its SaaS solutions has been granted to the client, the collection of the fee is reasonably assured and the amount of the fees to be paid by the client are fixed or determinable. Amounts that have been invoiced are recorded in accounts receivable and deferred revenue until revenue recognition criteria have been met. The Company’s subscription agreements generally contain multiple elements including software access, contracted utilization volume and professional services. In addition, the Company charges fees for utilization above the contracted level which are recognized in the period in which the utilization occurs. The Company’s subscription agreements do not provide clients the right to take possession of the software supporting the SaaS solution at any time.

The Company also derives revenue from professional services. Professional services revenue consists primarily of fees associated with training, implementation, integration, deliverability, campaign services and strategic consulting. The Company’s professional services are not required for clients to utilize its SaaS solutions. Depending upon the nature of the engagement, the Company may provide professional services over the term of the SaaS subscription or in connection with discrete projects. Revenue from professional services is recognized using a proportional performance model based on services performed. Professional services, when sold with the Company’s subscriptions, are accounted for separately when these services have value to the client on a standalone basis.

In October 2009, the FASB amended the accounting standards for multiple deliverable revenue arrangements to:

•	provide updated guidance regarding how the deliverables in an arrangement should be separated, and how the consideration should be allocated;

•

require an entity to allocate revenue in an arrangement using its best estimate of selling price, or BESP, of deliverables if a vendor does not first have vendor-specific objective evidence, or VSOE, of selling price or does not have third-party evidence, or TPE, of selling price; and

•	eliminate the use of the residual method and require an entity to allocate revenue using the relative selling price method.

The Company elected to adopt this accounting guidance on a prospective basis as of January 1, 2011. The Company’s consolidated financial statements and the notes to its consolidated financial statements presented herein reflect the prospective adoption of the new accounting principle. Prior to the adoption of ASU 2009-13, the Company was not able to establish VSOE or TPE for all undelivered elements. As a result, the Company typically recognized subscription and professional services revenue ratably over the contract period as a single element and allocated subscription and professional services revenue based on the contract price.

A multiple-element arrangement includes the sale of a subscription to the Company’s SaaS solutions with one or more associated professional services offerings, each of which is considered a separate unit of accounting. In determining whether professional services represent a separate unit of accounting, the Company considers the availability of the services from other vendors. The Company allocates revenue to each element in a multiple-element arrangement based upon the BESP of each deliverable.

The Company is not able to demonstrate VSOE or TPE of selling price with respect to sales of subscriptions to its SaaS solutions. The Company does not have sufficient instances of separate sales of subscriptions nor is it able to demonstrate sufficient pricing consistency with respect to such sales. The Company also considered that no other vendor sells similar subscriptions given the unique nature and functionality of its SaaS solutions, and therefore has determined that it is not able to establish TPE of selling price. Therefore, the Company has determined the BESP of subscriptions to its SaaS solution based on the following:

•

the list price, which represents a component of the Company’s current go-to-market strategy, as established by senior management taking into consideration factors such as the competitive and economic environment; and

•	an analysis of the historical pricing with respect to both the Company’s bundled and standalone arrangements for its SaaS solutions.

The Company has established VSOE of selling price of professional services based on an analysis of separate sales of such professional services.

For any revenues to be recognized, all of the following criteria must be met:

•	persuasive evidence of an arrangement exists,

•	the fee is fixed or determinable,

•	collection is probable, and

•	service has been provided.

Sales tax collected from clients and remitted to governmental authorities is accounted for on a net basis and therefore is not included in revenues or cost of revenues in the Company’s statements of operations.

Revenue for the year ended December 31, 2011, deferred revenue as of December 31, 2011, and the Company’s estimate of revenue and deferred revenue that would have been reported if the transactions entered into or materially modified during the year ended December 31, 2011 were subject to accounting guidance previous to ASU 2009-13 are shown in the following table:

	Year ended December 31, 2011
	As Reported	Under Previous Accounting Guidance	Impact of Adoption of ASU 2009-13
		(in thousands)
Revenue
Subscription	$170,696	$173,093	$(2,397)
Professional Services	36,797	32,752	4,045

Total Revenue	$207,493	$205,845	$1,648

Total Deferred Revenue	$39,273	$40,921	$(1,648)

Deferred Revenue

(h) Deferred Revenue

Deferred revenue represents the amount billed to clients that has not yet been earned or recognized as revenue, pursuant to agreements entered into in current and prior periods, and does not reflect that portion of subscriptions and professional services to be invoiced to clients on a periodic basis for which payment is not yet due. Amounts that have been invoiced are recorded in accounts receivable and deferred revenue until revenue recognition criteria have been met. The Company generally invoices its clients in advance on an annual, quarterly or monthly basis with payment due upon receipt of the invoice. Deferred revenue that will be recognized during the succeeding twelve month period is recorded as current deferred revenue and the remaining portion is recorded as long-term obligations and other.

Accounts Receivable

(i) Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable based on a detailed monthly analysis. In estimating the allowance for doubtful accounts, the Company considers the age of the receivable, creditworthiness of the client, general economic conditions and any other relevant factors. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company also establishes an allowance for future credits, which is determined based on historical credit activity related to billing discrepancies. The combined allowance for doubtful accounts and future credits was $1.3 million and $3.0 million at December 31, 2010 and 2011, respectively, and $3.9 million at June 30, 2012. Write offs against the allowance for doubtful accounts for the years ended December 31, 2010 and 2011 were $0.7 million and $0.6 million, respectively, and $0.3 million at June 30, 2012. The Company does not have any off-balance sheet credit exposure related to its clients.

Concentrations of Credit Risk

(j) Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash equivalents and accounts receivable. These instruments are generally unsecured and uninsured. The Company maintains the majority of its cash balances with a few financial institutions. Accounts receivable are typically unsecured and are from revenues earned from clients across different geographic areas, primarily located in the United States, and operating in a wide variety of industries. No client represented greater than 5% of outstanding accounts receivable as of December 31, 2010 or 2011 or as of June 30, 2012, or greater than 5% of revenue for the years then ended. The Company does not typically require collateral or other security to support credit sales but provides allowances for sales and doubtful accounts based on historical experience and specific identification. A portion of the Company’s revenue and expenses is generated in foreign currencies and, as a result, the Company is exposed to market risks from changes in foreign currency exchange rates.

Revenue by geographic region, based on the billing address of the clients, was as follows for the periods presented:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except percentages)
United States	$89,979	$124,167	$178,623	$82,462	$109,953
International	5,464	10,100	28,870	10,400	23,422

Total revenue	$95,443	$134,267	$207,493	$92,862	$133,375

Percentage of revenue generated outside the United States	6%	8%	14%	11%	18%

No single country outside the United States represented more than 10% of revenue during any period reported.

Use of Estimates

(k) Use of Estimates

The preparation of financial statements requires the Company’s management to make a number of estimates and assumptions related to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include the allowance for doubtful accounts receivable, allowance for future credits, valuation of deferred tax assets, and the valuation of share-based payments. Actual results could differ from these estimates.

Property and Equipment

(l) Property and Equipment

Property and equipment are stated at cost. Property and equipment under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the asset.

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets, generally between two and ten years. Property and equipment held under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset.

Goodwill and Other Intangible Assets

(m) Goodwill and Other Intangible Assets

In accordance with FASB ASC Subtopic 350-20, Goodwill and Other Intangible Assets, the Company conducts a test for the impairment of goodwill at least annually and more frequently upon the occurrence of certain events. The annual goodwill impairment test is a two-step process. First, the impairment test compares the fair value of reporting units to their carrying amount, including goodwill, to assess whether an impairment indicator is present. If the test determines that an impairment indicator may be present, the test compares the implied fair value of the goodwill to its carrying amount to determine if there is an impairment loss. The Company performed the impairment test as of October 31, 2011, and concluded that no impairment existed.

Intangible assets with finite lives are amortized over their estimated useful lives and reviewed for impairment whenever an impairment indicator exists. The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets, including intangible assets, may not be recoverable. When such events or changes in circumstances occur, recoverability is assessed by determining whether the carrying value of such assets will be recovered through the undiscounted expected future cash flows. If the future undiscounted cash flows are less than the carrying amount of these assets, an impairment loss is recognized based on the excess of the carrying amount over the fair value of the assets.

Intangible assets are amortized over their estimated useful lives between two and five years as shown in the table below. Amortization is based on the pattern in which the economic benefits of the intangible asset will be consumed.

	As of December 31,		As of June 30,	Economic Useful Life (in Years)
	2010	2011	2012
	(in thousands)
			(unaudited)
Goodwill	$15,868	$18,447	$18,271	Indefinite

Customer lists	$1,305	$2,501	$2,423	4 - 5
Software technology	1,200	1,200	1,200	4
Noncompete agreements	1,032	1,673	1,007	2 - 3

Total gross intangible assets	$3,537	$5,374	$4,630
Less accumulated amortization	(975)	(2,088)	(2,065)

Net intangible assets	$2,562	$3,286	$2,565

The total amount of amortization expense relating to defined lived intangibles was $0.2 million, $0.8 million, and $1.1 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.6 million for both of the six months ended June 30, 2011 and 2012, respectively. Future amortization expense relating to intangibles is as follows:

Amortization Expense
(in thousands)
Remaining 2012	$527
2013	963
2014	590
2015	338
2016	147
Thereafter	—

Total amortization expense	$2,565

Impairment of Long-Lived Assets

(n) Impairment of Long-Lived Assets

In accordance with FASB ASC Topic 360, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived assets, such as property and equipment, are reviewed for impairment whenever a triggering event indicates that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value, less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet. The Company did not identify any triggering events during any of the periods reported.

Advertising

(o) Advertising

The Company expenses all advertising costs as incurred. Total advertising expense for the years ended December 31, 2009, 2010 and 2011 was $3.2 million, $4.8 million and $5.5 million, respectively, and was $2.5 million for both of the six months ended June 30, 2011 and 2012.

Income Taxes

(p) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

FASB ASC Topic 740 establishes financial accounting and reporting standards for the effect of income taxes. The Company is subject to income taxes in both the United States and numerous foreign jurisdictions. Significant judgment is required in evaluating tax positions and determining the provision for income taxes. The objectives of accounting for income taxes are to recognize the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in an entity’s financial statements or tax returns. Variations in the actual outcome of these future tax consequences could materially impact the Company’s financial position, results of operations or cash flows.

The Company evaluates whether it will realize the benefits of its net deferred tax assets and establishes a valuation allowance to reduce the carrying value of its deferred tax assets to the amount considered more likely than not. Deferred tax assets arise as a result of tax loss carry-forwards and various differences between the book basis of assets and the tax basis. The Company determined that it was no longer more likely than not that our deferred tax assets will be recognized due to continued planned business investment and, as a result, noncash charges from continuing operations of $17.6 million were recorded as a valuation allowance for the full value of its deferred tax assets as of September 30, 2011. As of December 31, 2011 and June 30, 2012, the valuation allowance increased by $1.6 million to $19.2 million and by $3.0 million to $22.2 million, respectively, due to additional losses incurred in the fourth quarter and the first six months of 2012. The Company had previously overcome the negative evidence provided by its recent losses by demonstrating that it had generated income in 2006, 2007 and 2008 and using that to show the ability to generate taxable income from existing client contracts if the planned investments were not made.

Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (included in FASB ASC Subtopic 74010 – Income Taxes – Overall), as of January 1, 2009, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs through income tax expense which would include related interest expense and penalties. Prior to the adoption of Interpretation 48, the Company recognized the effect of income tax positions only if such positions were probable of being sustained.

Equity Incentive Plan

(q) Equity Incentive Plan

Effective January 1, 2006, the Company adopted the fair value recognition provisions of FASB ASC Topic 718, Share-Based Payment using the prospective transition method. Under the prospective transition method, the Company applies the provisions of FASB ASC Topic 718 only to new awards granted and to awards modified, repurchased or canceled, after the adoption date. Commencing in 2006, compensation cost is based on the grant date fair value of stock option awards granted or modified after January 1, 2006 estimated in accordance with the provisions of FASB ASC Topic 718. The Company recognizes the fair value of its stock option awards as compensation expense on a straight-line basis over the requisite service period of each award, generally four years. FASB ASC Topic 718 also requires the Company to estimate forfeitures at the time of grant and to revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and records stock-based compensation expense only for those awards that are expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. See note 9 for further information regarding stock-based compensation.

Accrued Straight-Line Rent

(r) Accrued Straight-Line Rent

In 2008, the Company entered into a lease agreement for and took occupancy of a second office facility in Indianapolis, Indiana. The Company took occupancy of the premises in October 2008. As part of the agreement, the Company received $0.7 million in lease incentives from the lessor in 2009. In April 2010, the Company entered into a lease agreement for a facility in Bellevue, Washington. The Company took occupancy of the premises in July 2010. As part of the agreement, the Company received $0.2 million in lease incentives, including both tenant improvements and rent concession, from the lessor in 2010. In May 2010, the Company entered into a lease agreement for a facility in San Francisco, California. The Company took occupancy of the premises in August 2010. As part of the agreement, the Company received $0.1 million in lease incentives, including both tenant improvements and rent concession, from the lessor in 2010. In February 2011, the Company entered into a lease amendment for an existing facility in Indianapolis, Indiana. The lease amendment increased the total square footage, provided $0.3 million in lease incentives and extended the lease term through 2021. In April 2011, the Company entered into a lease amendment for another existing facility in Indianapolis, Indiana. The lease amendment increased the total square footage, provided $0.5 million in lease incentives, increased signage on and around the site, including naming rights to the building, extended the lease term through 2016 and eliminated an early termination right held by the Company from the existing lease. The Company received additional lease incentives of $0.4 million, including both tenant improvements and additional rent concessions, in 2011. In 2010 and 2011, the Company entered into other lease agreements for additional facilities that entitled it to tenant improvement allowances totaling $0.2 million and $0.2 million, respectively. In accordance with FASB ASC Topic 840, Accounting for Leases, leasehold improvements are included on the balance sheets in “Property and equipment, net,” “Accrued liabilities,” and “Long-term portion of accrued straight-line rent.”

In accordance with FASB ASC Topic 840, the Company recognizes rental expense for minimum lease payments from operating leases on a straight-line basis. The current portion of accrued straight-line rent, which is included in accounts payable and accrued liabilities, and the noncurrent portion, reported in long-term liabilities on the balance sheets, totaled $1.8 million, $3.1 million and $3.3 million at December 31, 2010 and 2011 and June 30, 2012, respectively.

Net Loss Per Common Share

(s) Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period in accordance with FASB ASC Topic 260, Earnings per Share. Diluted net loss per common share is computed by dividing the sum of net loss available to common stockholders by the sum of the weighted average number of common shares outstanding and any dilutive potential common stock equivalents for the period.

The following table reconciles the components of basic and diluted net loss per common share:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
	(in thousands, except share amounts)			(unaudited)
Net loss available to common stockholders—basic and diluted	$(61,086)	$(12,090)	$(35,435)	$(6,968)	$(7,285)
Weighted average number of common shares outstanding—basic and diluted	10,417,392	7,978,304	8,750,540	8,612,684	40,345,884

The numbers of preferred stock (once converted), stock options and restricted stock awards that could potentially dilute net loss per basic share in the future, but have not been included in the computation of net loss per diluted share because to do so would have been antidilutive, were as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
Anti-dilutive shares	36,747,222	43,937,180	47,917,586	45,185,724	27,387,230

Fair Value of Financial Instruments

(t) Fair Value of Financial Instruments

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC Topic 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes the following three levels of inputs that may be used to measure fair value:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

•

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, debt and accounts payable, approximate fair value for all periods.

Foreign Currency Translation

(u) Foreign Currency Translation

The U.S. dollar is the reporting currency for all periods presented. The financial information for entities outside the United States is measured using the local currency as the functional currency. Assets and liabilities for foreign entities are translated into U.S. dollars at the exchange rate in effect on the respective balance sheet dates. Revenues and expenses are translated into U.S. dollars based on the average rate of exchange for the corresponding period. Exchange rate differences resulting from translation adjustments are accounted for as a component of accumulated comprehensive loss. Gains or losses from foreign currency transactions are reflected in the consolidated statements of operations under the line item other income (expense), net. Foreign currency translation is the only component of accumulated comprehensive loss.

Recent Accounting Pronouncements

(v) Recent Accounting Pronouncements

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (the revised standard). The revised standard is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted provided that the entity has not yet performed its 2011 annual impairment test or issued its financial statements. An entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. On January 1, 2012, the Company adopted the guidance set forth in Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (Topic 350). The Company conducts a test for the impairment of goodwill at least annually and more frequently upon the occurrence of certain events. The adoption of this update did not impact the consolidated results of operations and financial condition.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (Topic 220). The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or two separate but consecutive statements and will result in presentation changes for the Company’s consolidated financial statements. The updated guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Early adoption is permitted. FASB ASU 2011-05 is effective for the Company in fiscal 2012 and should be applied retrospectively. On January 1, 2012, the Company adopted Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (Topic 220). The standard update had no impact on the Company’s financial position or results of operations, but resulted in a change in the presentation of the Company’s basic financial statements.

In December 2010, the FASB issued Accounting Standards Update,Disclosure of Supplementary Pro Forma Information for Business Combinations (Topic 805)-Business Combinations, to improve consistency in how the pro forma disclosures are calculated. Additionally, the update enhances the disclosure requirements and requires description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to a business combination. The guidance is effective for the Company in the first quarter of fiscal 2012 and should be applied prospectively to business combinations for which the acquisition date is after the effective date. Early adoption is permitted. The Company adopted this update in the first quarter of fiscal year 2012. The Company does not anticipate adoption to have a material impact on its consolidated financial statements.